Related-Party Transactions	12 Months Ended
Sep. 27, 2013
Related Party Transactions [Abstract]
Related-Party Transactions

19. RELATED-PARTY TRANSACTIONS

GaAs Labs, LLC (GaAs Labs), a stockholder and an affiliate of directors and majority stockholders John and Susan Ocampo, was formerly engaged to provide management services pursuant to an agreement entered into in fiscal year 2008 and amended in December 2010. Selling, general and administrative expenses for fiscal years 2012 and 2011 include $360,000, and $720,000, respectively, for such services. The agreement terminated by its terms concurrently with the closing of the IPO in March 2012.

In April 2012, the Company entered into an agreement with GaAs Labs whereby GaAs Labs pays the Company for administrative and business development services provided to GaAs Labs on a time and materials basis. There are no minimum service requirements or payment obligations and the agreement may be terminated by either party with 30 days notice. For fiscal years 2013 and 2012, the Company billed GaAs Labs $372,000 and $185,000, respectively, for services provided pursuant to this agreement and has recorded these amounts as other income in the accompanying consolidated statements of operations.

In February 2012, the Company entered into a design services agreement with Ubiquiti Networks, Inc. (Ubiquiti). Two of the Company’s directors were also directors of Ubiquiti at such time. An affiliate of one of the directors is also an Ubiquiti stockholder. The agreement provides that the Company will provide engineering services to Ubiquiti toward the development of an IC device. The agreement also provides that Ubiquiti will pay the Company up to $500,000 for such services based on milestone achievement and sets a unit price for any future production orders of such devices. Pursuant to the terms of the agreement, the Company recorded related revenue of $300,000 and $200,000, respectively, in fiscal years 2013 and 2012, respectively.

In fiscal year 2013, the Company recorded revenue of $242,000 from sales of product to a privately-held company with a common director.